Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit for the year	$ 442,063	$ 428,417	$ 281,924
Items of other comprehensive income that will not be reclassified to profit for the year, before taxes
Losses from measurements of defined benefit plans	(1,338)	(1,392)	(3,397)
Loss from financial assets measured irrevocably at fair value through other comprehensive income	(5,546)
Total other comprehensive income that will not be reclassified to profit for the year, before taxes	(6,884)	(1,392)	(3,397)
Items of other comprehensive income that will be reclassified to profit for the year, before taxes
Foreign currency exchange losses	(1,219)	(5,446)	(2,252)
(Loss) gain from financial assets measured at fair value through other comprehensive income	0	(26)	4,813
Gain from cash flow hedges	5,723	2,184	2,233
Total other comprehensive income that will be reclassified to profit for the year	4,504	(3,288)	4,794
Total other comprehensive income before taxes	(2,380)	(4,680)	1,397
Income taxes related to items of other comprehensive income that will not be reclassified to profit for the year
Income tax related to financial assets measured at fair value through other comprehensive income	1,498	0	0
Income taxes related to new measurements of defined benefit plans in other comprehensive income	396	282	921
Total income taxes related to items of other comprehensive income that will not be reclassified to profit for the year	1,894	282	921
Income tax relating to components of other comprehensive income that will be reclassified to profit (loss) for the year
Income taxes related to cash flow hedges	0	0	(470)
Income tax related to financial assets measured at fair value through other comprehensive income	0	(550)	(1,300)
Total income tax relating to components of other comprehensive income that will be reclassified to profit (loss) for the year	0	(550)	(1,770)
Total other comprehensive income	(486)	(4,948)	548
Total comprehensive income	441,577	423,469	282,472
Comprehensive income attributable to
Owners of the Parent	439,180	422,736	278,831
Non-controlling interests	2,397	733	3,641
Total comprehensive income	$ 441,577	$ 423,469	$ 282,472